Segment Information	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Segment Information

Note 13 – Segment Information

General

Operating segments are components of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Reportable Segments

Beginning in fiscal 2026, the Company has three (3) reportable segments:

1.	Foodservice Packaging Distribution - distribution of foodservice packaging products, established through the acquisition of SWC on March 31, 2025.
2.	Robotics-as-a-Service (RaaS) - development and deployment of robotics solutions, operated through TechForce
3.	Hotel Operations - ownership and operation of hotel properties, including lodging, food and beverage, and related hospitality services. This segment was established following the acquisitions of the Victorville and Rancho Mirage hotel properties during the first quarter of fiscal 2026.

Other Corporate Overhead represents corporate-level activities and shared services, including public company compliance, executive management, finance, legal, and other centralized functions. These costs are not included in the CODM’s evaluation of segment performance and are not considered a reportable operating segment. Corporate overhead is presented for reconciliation to the consolidated financial statements.

Basis of Measurement

The CODM evaluates segment performance primarily based on revenue and operating income (loss). The CODM also reviews total assets and total liabilities by segment to assess resource allocation. Segment information is prepared on the same basis as the consolidated financial statements. There were no material intersegment transactions during the periods presented.

Continuing vs. Discontinued Operations

The Company’s legacy Snacks and Beverages operations are presented as discontinued operations and excluded from reportable segments. For comparability, the segment tables separately identify discontinued operations. See Note 14 – Discontinued Operations for further detail.

Reconciliations

The following tables present financial information for the Company’s reportable segments and include reconciling items — such as Other Corporate Overhead, non-operating items, and discontinued operations — so that the totals reconcile directly to the consolidated statements of operations.

	For the Three Months Ended December 31,		For the Six Months Ended December 31,
	2025	2024	2025	2024
Revenues
Foodservice Packaging	$337,782	$-	$734,826	$-
RaaS	17,318	-	67,118	-
Hotel	1,855,929	-	2,170,112	-
Other Corporate Overhead	-	-	-	-
Revenues - continuing operations	2,211,029	-	2,972,056	-
Revenues - discontinued operations	-	15,141	-	39,595
Total	$2,211,029	$15,141	$2,972,056	$39,595

Costs and expenses
Foodservice Packaging	$747,337	$-	$1,391,737	$-
RaaS	803,179	15,769	1,243,466	48,337
Hotel	2,539,091	-	3,144,016	-
Other Corporate Overhead	1,646,290	176,080	2,883,834	361,974
Costs and expenses - continuing operations	5,735,897	191,849	8,663,053	410,311
Costs and expenses - discontinued operations	1,110	59,816	2,562	178,115
Total	$5,737,007	$251,665	$8,665,615	$588,426

Income (loss) from operations
Foodservice Packaging	$(409,555)	$-	$(656,911)	$-
RaaS	(785,861)	(15,769)	(1,176,348)	(48,337)
Hotel	(683,162)	-	(973,903)	-
Other Corporate Overhead	(1,646,290)	(176,080)	(2,883,834)	(361,974)
Loss from continuing operations	(3,524,868)	(191,849)	(5,690,997)	(410,311)
Loss from discontinued operations	(1,110)	(44,675)	(2,562)	(138,520)
Total	$(3,525,978)	$(236,524)	$(5,693,559)	$(548,831)

Other income (expense) - net
Foodservice Packaging	$(22,818)	$-	$(19,412)	$-
RaaS	4,786	29,643	9,712	45,629
Hotel	(593,845)	-	(727,114)	-
Other Corporate Overhead	(150,465)	(270,951)	(1,553,482)	(737,261)
Other expense - continuing operations	(762,342)	(241,308)	(2,290,296)	(691,632)
Other expense - discontinued operations	-	(1,773)	-	(3,754)
Total	$(762,342)	$(243,081)	$(2,290,296)	$(695,386)

Net loss
Foodservice Packaging	$(432,373)	$-	$(676,323)	$-
RaaS	(781,075)	13,874	(1,166,636)	(2,708)
Hotel	(1,277,007)	-	(1,701,018)	-
Other Corporate Overhead	(1,796,755)	(447,031)	(4,437,316)	(1,099,235)
Net loss from continuing operations	(4,287,210)	(433,157)	(7,981,293)	(1,101,943)
Net loss from discontinued operations	(1,110)	(46,448)	(2,562)	(142,274)
Total	$(4,288,320)	$(479,605)	$(7,983,855)	$(1,244,217)

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

	December 31, 2025	June 30, 2025

Total Assets
Foodservice Packaging	$7,859,290	$5,986,956
RaaS	1,343,579	1,299,198
Hotel	119,735,719	-
Other Corporate Overhead	679,445	38,380
Assets - continuing operations	129,618,033	7,324,534
Assets - discontinued operations	-	-
Total	$129,618,033	$7,324,534

Total Liabilities
Foodservice Packaging	$3,874,146	$1,642,420
RaaS	377,168	275,801
Hotel	28,496,777	-
Other Corporate Overhead	10,089,741	9,550,421
Liabilities - continuing operations	42,837,832	11,468,642
Liabilities - discontinued operations	406,605	479,005
Total	$43,244,437	$11,947,647

Note 13 – Segment Information

General

Operating segments are components of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance.

Reportable Segments.

Beginning in fiscal 2025, the Company has two (2) reportable segments:

1.	Foodservice Packaging Distribution and;
2.	Robotics-as-a-Service (RaaS)

Other Corporate Overhead represents corporate-level activities and shared services (e.g., public company compliance, executive, finance, legal, IT, and other centralized functions). These activities are not included in the CODM’s evaluation of segment performance and do not meet the criteria to be separately reportable.

Basis of Presentation

The CODM evaluates segment performance primarily on revenues and operating income (loss) and also reviews segment assets and liabilities. Segment information is prepared on the same basis as the consolidated financial statements and includes intercompany eliminations.

Continuing vs. discontinued operations

The Company’s legacy Snacks and Beverages activity is presented as discontinued operations and excluded from reportable segments. For comparability, the segment tables separately identify discontinued operations.

See Note 14 – Discontinued Operations for further detail.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Reconciliations

The following tables present financial information for the Company’s reportable segments and include reconciling items — such as Other Corporate Overhead, non-operating items, and discontinued operations — so that the totals reconcile directly to the consolidated statements of operations.

	For the Years Ended June 30,
	2025	2024
Revenues
Foodservice Packaging	$466,633	$-
RaaS	15,652	-
Other Corporate Overhead	-	-
Revenues - continuing operations	482,285	-
Revenues - discontinued operations	41,551	89,272
Total	$523,836	$89,272

Costs and expenses
Foodservice Packaging	$737,980	$-
RaaS	1,334,997	-
Other Corporate Overhead	2,956,380	712,052
Costs and expenses - continuing operations	5,029,357	712,052
Costs and expenses - discontinued operations	214,443	365,887
Total	$5,243,800	$1,077,939

Loss from operations
Foodservice Packaging	$(271,347)	$-
RaaS	(1,319,345)	-
Other Corporate Overhead	(2,956,380)	(712,052)
Loss from continuing operations	(4,547,072)	(712,052)
Loss from discontinued operations	(172,892)	(276,615)
Total	$(4,719,964)	$(988,667)

Other income (expense) - net
Foodservice Packaging	$(14,648)	$-
RaaS	(546,729)	-
Other Corporate Overhead	(2,827,734)	(2,241,410)
Loss from continuing operations	(3,389,111)	(2,241,410)
Loss from discontinued operations	(6,803)	(5,429)
Total	$(3,395,914)	$(2,246,839)

Net loss
Foodservice Packaging	$(285,995)	$-
RaaS	(1,866,074)	-
Other Corporate Overhead	(5,784,115)	(2,953,462)
Net loss from continuing operations	(7,936,184)	(2,953,462)
Net loss from discontinued operations	(179,694)	(282,044)
Total	$(8,115,878)	$(3,235,506)

	For the Years Ended June 30,
	2025	2024

Total Assets
Foodservice Packaging	$5,986,956	$-
RaaS	1,299,198	-
Other Corporate Overhead	38,380	1,549,258
Assets - continuing operations	7,324,534	1,549,258
Assets - discontinued operations	-	93,363
Total	$7,324,534	$1,642,621

Total Liabilities
Foodservice Packaging	$1,642,420	$-
RaaS	275,801	-
Other Corporate Overhead	9,550,421	4,618,338
Liabilities - continuing operations	11,468,642	4,618,338
Liabilities - discontinued operations	479,005	457,610
Total	$11,947,647	$5,075,948

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024